Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Acquisitions and Dispositions that Affect Reporting Comparability
The following acquisitions and dispositions affect reporting comparability of our consolidated financial statements:

Hotel Property	Location	Type	Date
Embassy Suites New York Manhattan Times Square	New York, NY	Acquisition	January 22, 2019
Hilton Santa Cruz/Scotts Valley	Santa Cruz, CA	Acquisition	February 26, 2019
San Antonio Marriott	San Antonio, TX	Disposition	August 2, 2019
Hilton Garden Inn Wisconsin Dells	Wisconsin Dells, WI	Disposition	August 6, 2019
Courtyard Savannah	Savannah, GA	Disposition	August 14, 2019
SpringHill Suites Jacksonville	Jacksonville, FL	Disposition	December 3, 2019
Crowne Plaza Annapolis	Annapolis, MD	Disposition	March 9, 2020

The following acquisitions and dispositions affect reporting comparability of our consolidated financial statements:

Hotel Property	Location	Type	Date
Renaissance Portsmouth	Portsmouth, VA	Disposition	February 1, 2017
Embassy Suites Syracuse	Syracuse, NY	Disposition	March 6, 2017
Crowne Plaza Ravinia	Atlanta, GA	Disposition	June 29, 2017
SpringHill Suites Glen Allen	Glen Allen, VA	Disposition	February 20, 2018
SpringHill Suites Centreville	Centreville, VA	Disposition	May 1, 2018
Residence Inn Tampa	Tampa, FL	Disposition	May 10, 2018
Hilton Alexandria Old Town	Alexandria, VA	Acquisition	June 29, 2018
La Posada de Santa Fe	Santa Fe, NM	Acquisition	October 31, 2018
Embassy Suites New York Manhattan Times Square	New York, NY	Acquisition	January 22, 2019
Hilton Santa Cruz/Scotts Valley	Santa Cruz, CA	Acquisition	February 26, 2019
San Antonio Marriott	San Antonio, TX	Disposition	August 2, 2019
Hilton Garden Inn Wisconsin Dells	Wisconsin Dells, WI	Disposition	August 6, 2019
Courtyard Savannah	Savannah, GA	Disposition	August 14, 2019
SpringHill Suites Jacksonville	Jacksonville, FL	Disposition	December 3, 2019